UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                          FORM 13F
                   FORM 13F COVER PAGE
Report for the calendar year or quarter ended: September 30, 2003
Check here if Amendment [   ]; Amendment Number:
This amendment: (Check only one): [  ] is a restatement
                                  [  ] adds new holdings entries
Institutional Investment Manager Filing this Report:

Name: Sanderson & Stocker, Inc.
Address: Post Office Box 3370, Ithaca, NY 14852

13F File Number: 28-6704

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: Alexandra Stocker
Title: Chief Executive Officer
Telephone: 607-257-5117
Signature, Place, and Date of Signing:
        Alexandra Stocker  Ithaca, NY  November 11, 2003

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT 1934.

                        FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 42

Form 13F Information Table Value Total: $130,195

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      766    18005 SH       SOLE                     3000             15005
AFFILIATED COMPUTER A          COM              008190100     5148   105725 SH       SOLE                    70000             35725
AMGEN INC COM                  COM              031162100      226     3500 SH       SOLE                                       3500
ANADARKO PETROLEUM             COM              032511107     2735    65492 SH       SOLE                    45000             20492
AVERY DENNISON CORP            COM              053611109     4201    83150 SH       SOLE                    51300             31850
BURLINGTON RESOURCES           COM              122014103     1444    29950 SH       SOLE                    24500              5450
CARDINAL HEALTH INC            COM              14149Y108     4248    72750 SH       SOLE                    46800             25950
CELGENE                        COM              151020104     6157   142190 SH       SOLE                    92200             49990
CHEVRONTEXACO CORP COM         COM              166764100      354     4950 SH       SOLE                                       4950
CISCO SYS INC COM              COM              17275R102     2979   152050 SH       SOLE                    93800             58250
CITIGROUP INC                  COM              172967101     4900   107678 SH       SOLE                    72479             35199
D R HORTON INC COM             COM              23331A109     6625   202600 SH       SOLE                   127000             75600
DARDEN RESTAURANTS             COM              237194105      707    37225 SH       SOLE                    15000             22225
DEVON ENERGY CORP COM          COM              25179M103     3270    67850 SH       SOLE                    35800             32050
DOLLAR GEN CORP COM            COM              256669102     5443   272173 SH       SOLE                   179600             92573
ENTERTAINMENT PPTYS TR COM SH  COM              29380T105      318    10600 SH       SOLE                                      10600
FANNIE MAE                     COM              313586109     5560    79200 SH       SOLE                    51100             28100
FLEET BOSTON CORP              COM              339030108     2991    99200 SH       SOLE                    76000             23200
FRIEDMAN BILLINGS RMSY CL A    COM              358434108     4638   268870 SH       SOLE                   165000            103870
GENERAL ELECTRIC CO            COM              369604103     4440   148940 SH       SOLE                    81600             67340
HIBERNIA CORP CL A             COM              428656102      472    23300 SH       SOLE                                      23300
HOME DEPOT                     COM              437076102     3140    98600 SH       SOLE                    70600             28000
IBM CORP                       COM              459200101     3772    42708 SH       SOLE                    24700             18008
ILLINOIS TOOL WKS INC COM      COM              452308109      356     5375 SH       SOLE                     1200              4175
LOWES COS INC COM              COM              548661107     1425    27450 SH       SOLE                     3400             24050
MEDTRONIC                      COM              585055106     4812   102560 SH       SOLE                    68400             34160
MICROSOFT CORP                 COM              594918104     4144   149080 SH       SOLE                    92200             56880
NEW YORK CMNTY BANCORP COM     COM              649445103     1264    40113 SH       SOLE                     4000             36113
NEXTEL COMMUNICATIONS CL A     COM              65332V103     3265   165650 SH       SOLE                   114500             51150
PAYCHEX INC                    COM              704326107     6295   184616 SH       SOLE                    94400             90216
PFIZER INC                     COM              717081103     1763    58020 SH       SOLE                    43320             14700
PROCTOR & GAMBLE               COM              742718109      276     2975 SH       SOLE                                       2975
SHURGARD STORAGE CTRS COM      COM              82567D104      854    24200 SH       SOLE                     5000             19200
SUNGARD DATA SYSTEMS           COM              867363103     5496   208875 SH       SOLE                   127400             81475
SYSCO CORP COM                 COM              871829107     3145    96150 SH       SOLE                    61000             35150
TIFFANY & CO                   COM              886547108     3166    84800 SH       SOLE                    60600             24200
UNISYS CORP COM                COM              909214108     4679   345861 SH       SOLE                   222010            123851
WAL-MART STORES INC            COM              931142103     3770    67500 SH       SOLE                    48300             19200
WASHINGTON MUTUAL INC          COM              939322103     6408   162775 SH       SOLE                   112300             50475
WASTE CONNECTIONS INC COM      COM              941053100      797    22700 SH       SOLE                    20000              2700
WILSON GREATBATCH TECHNOLOGIES COM              972232102     1298    36000 SH       SOLE                    15000             21000
WYETH                          COM              983024100     2449    53120 SH       SOLE                    37300             15820